S-K 1603(a)(9) Restrictions on Selling Securities	Aug. 04, 2026
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]

Up to 675,000 of the founder shares will be surrendered for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised. In addition, in order to facilitate our initial business combination or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, private units or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities. We may also issue Class A ordinary shares upon conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions as set forth herein.

Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	Locked up until the closing of the initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	Sponsor Xiaolan Wang Ian Hanna [*] [*] [*]
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]

Pursuant to the letter agreement to be entered between us and the sponsor and our directors and officers, the securities are not eligible for transfers (as defined in the letter agreement), except in each case (a) to the Company’s officers or directors, any affiliates or family members of any of the Company’s officers or directors, any members or partners of the sponsor or their affiliates, any affiliates of the sponsor, or any employees of such affiliates; (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family or an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement or otherwise or in connection with the consummation of our initial business combination at prices no greater than the price at which the securities were originally purchased; (f) in the event of the Company’s liquidation prior to the consummation of a Business Combination; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor; or (h) in the event of the Company’s liquidation, merger, share exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their Class A Ordinary Shares for cash, securities or other property subsequent to the Company’s completion of an initial Business Combination; provided, however, that in the case of clauses (a) through (e) or (g), these permitted transferees must enter into a written agreement with the Company agreeing to be bound by these transfer restrictions and by the same agreements entered into by the Company and the transferor with respect to such securities.

The transfer restrictions pursuant to the letter agreement entered into by and among the sponsor and our directors and officers can be waived with the prior written consent of ARC Group Securities LLC.

Private Units [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	Locked up until the closing of the initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	Sponsor Xiaolan Wang Ian Hanna [*] [*] [*]
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]

Pursuant to the letter agreement and the private unit purchase agreement to be entered between us and the sponsor, the above transfer restrictions for the founder shares contained in the letter agreement also apply to the private units (including component securities and securities underlying those component securities).

The transfer restrictions pursuant to the letter agreement entered into by and among the sponsor and our directors and officers can be waived with the prior written consent of ARC Group Securities LLC.